Variable Interest Entities	6 Months Ended
Sep. 30, 2012
Variable Interest Entities

14.    VARIABLE INTEREST ENTITIES

In the normal course of its business, the MUFG Group has financial interests and other contractual obligations in various entities which may be deemed to be VIEs such as asset-backed conduits, various investment funds, special purpose entities created for structured financing, repackaged instruments, entities created for the securitization of the MUFG Group’s assets, and trust arrangements.

See Note 23 to the consolidated financial statements for the fiscal year ended March 31, 2012 for further information about the MUFG Group’s involvements with VIEs.

The following tables present the assets and liabilities of consolidated VIEs recorded on the condensed consolidated balance sheets at March 31, 2012 and September 30, 2012:

Consolidated VIEs	Consolidated assets
At March 31, 2012:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,408,549	¥34,260	¥46,684	¥2,181	¥435,800	¥4,846,147	¥43,477
Investment funds	1,795,862	19,556	56,359	1,526,547	11,550	172	181,678
Special purpose entities created for structured financing	161,353	828	1,755	—	—	148,764	10,006
Repackaged instruments	57,603	—	—	50,983	—	6,620	—
Securitization of the MUFG Group’s assets	2,131,526	—	—	—	—	2,050,818	80,708
Trust arrangements	971,787	—	2,621	64	82,631	882,499	3,972
Others	124,807	254	697	—	107	89,952	33,797

Total	¥10,651,487	¥54,898	¥108,116	¥1,579,775	¥530,088	¥8,024,972	¥353,638

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,421,716	¥—	¥4,741,258	¥222,635	¥457,823
Investment funds	215,030	—	1,580	12,989	200,461
Special purpose entities created for structured financing	159,637	—	10,635	147,868	1,134
Repackaged instruments	57,986	—	—	56,929	1,057
Securitization of the MUFG Group’s assets	2,133,087	—	26,200	2,105,666	1,221
Trust arrangements	970,437	965,003	—	—	5,434
Others	124,239	—	89,390	34,661	188

Total	¥9,082,132	¥965,003	¥4,869,063	¥2,580,748	¥667,318

Consolidated VIEs	Consolidated assets
At September 30, 2012:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,109,267	¥27,810	¥51,757	¥3,049	¥437,421	¥4,569,031	¥20,199
Investment funds	2,154,389	82,466	11,312	1,912,916	11,050	163	136,482
Special purpose entities created for structured financing	162,156	1,322	1,712	—	—	144,163	14,959
Repackaged instruments	75,093	—	—	71,277	—	3,816	—
Securitization of the MUFG Group’s assets	1,959,573	—	—	—	—	1,892,266	67,307
Trust arrangements	936,304	—	568	128	87,928	842,392	5,288
Others	105,936	277	706	—	90	71,229	33,634

Total	¥10,502,718	¥111,875	¥66,055	¥1,987,370	¥536,489	¥7,523,060	¥277,869

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,116,210	¥—	¥4,390,805	¥271,788	¥453,617
Investment funds	287,273	—	1,447	12,811	273,015
Special purpose entities created for structured financing	160,216	—	6,445	151,559	2,212
Repackaged instruments	77,601	—	—	74,366	3,235
Securitization of the MUFG Group’s assets	1,953,680	—	25,600	1,926,992	1,088
Trust arrangements	934,336	930,827	—	—	3,509
Others	105,410	—	70,741	34,499	170

Total	¥8,634,726	¥930,827	¥4,495,038	¥2,472,015	¥736,846

The assets and liabilities of consolidated VIEs presented in the table above include intercompany transactions between consolidated VIEs and the MUFG Group, the primary beneficiary. In consolidation, the eliminated amounts of assets were ¥52,669 million of Cash and due from banks, ¥51,841 million of Interest-earning deposits in other banks, ¥3,050 million of Trading account assets, ¥9 million of Investment securities, ¥923,508 million of Loans and ¥53,430 million of All other assets at March 31, 2012, and ¥108,695 million of Cash and due from banks, ¥51,767 million of Interest-earning deposits in other banks, ¥3,083 million of Trading account assets, ¥6 million of Investment securities, ¥866,024 million of Loans and ¥20,795 million of All other assets at September 30, 2012. The eliminated amounts of liabilities were ¥3,104,796 million of Other short-term borrowings, ¥1,183,281 million of Long-term debt and ¥16,080 million of All other liabilities at March 31, 2012, and ¥2,741,015 million of Other short-term borrowings, ¥1,196,796 million of Long-term debt and ¥11,415 million of All other liabilities at September 30, 2012.

In general, the creditors or beneficial interest holders of consolidated VIEs have recourse only to the assets of those VIEs and do not have recourse to other assets of the MUFG Group, except where the MUFG Group is only contractually required to provide credit enhancement or program-wide liquidity.

The following tables present the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group’s involvement with non-consolidated VIEs, and the assets and liabilities which relate to the MUFG’s variable interests in non-consolidated VIEs at March 31, 2012 and September 30, 2012:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2012:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥9,565,475	¥2,425,746	¥1,798,190	¥12,460	¥207,361	¥1,578,369	¥—	¥—	¥—
Investment funds	2,423,629	291,889	283,273	12,261	91,220	179,792	—	—	—
Special purpose entities created for structured financing	17,110,493	2,431,871	2,044,138	72,140	41,510	1,928,409	2,079	—	—
Repackaged instruments	13,362,168	1,199,028	1,154,691	48,851	769,109	336,731	—	—	—
Trust arrangements	23,451	24,875	23,940	—	—	23,940	—	5,919	5,919
Others	17,578,176	1,658,832	1,341,960	4,917	291,283	1,045,760	—	524	524

Total	¥60,063,392	¥8,032,241	¥6,646,192	¥150,629	¥1,400,483	¥5,093,001	¥2,079	¥6,443	¥6,443

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2012:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥9,110,394	¥2,425,905	¥1,783,553	¥3,151	¥205,103	¥1,575,299	¥—	¥—	¥—
Investment funds	3,524,201	433,182	421,338	25,838	164,272	230,245	983	—	—
Special purpose entities created for structured financing	15,593,253	2,461,084	1,896,950	73,097	33,207	1,789,194	1,452	13	13
Repackaged instruments	12,514,678	1,265,111	1,223,200	81,653	875,480	266,067	—	—	—
Trust arrangements	14,467	13,630	12,740	—	—	12,740	—	5,736	5,736
Others	19,182,951	1,654,974	1,305,692	42,639	277,986	985,067	—	34	34

Total	¥59,939,944	¥8,253,886	¥6,643,473	¥226,378	¥1,556,048	¥4,858,612	¥2,435	¥5,783	¥5,783

Maximum exposure to loss on each type of entity is determined based on the carrying amount of any on-balance sheet assets and any off-balance sheet liability held, net of any recourse liabilities. Therefore, the maximum exposure to loss represents the maximum loss the MUFG Group could possibly incur at each balance sheet date and does not reflect the likelihood of such a loss being incurred. The difference between the amount of on-balance sheet assets and the maximum exposure to loss primarily comprises the remaining undrawn commitments.